Variable Interest Entities	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Variable Interest Entities [Abstract]
Variable Interest Entities
30	Variable Interest Entities

An entity is a VIE if it has any of the following characteristics :

●	The entity does not have enough equity to finance its activities without additional subordinated financial support.

●	The equity holders, as a group, lack the characteristics of a controlling financial interest.

●	The entity is structured with non-substantive voting rights (i.e., an anti-abuse clause).

We consolidate VIEs in which Company hold a variable interest and are the primary beneficiary. Company is the primary beneficiary because it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that potentially could be significant to the VIE and the right to receive benefits from the VIE that potentially could be significant to the VIE (benefits). As a result, we consolidate the assets and liabilities of these consolidated VIEs.

The VIEs have been incorporated in their respective locations to perform the business of providing mobility solutions to consumers and businesses.

The following table summarizes the assets and liabilities related to the Company’s consolidated VIEs:

	December 31, 2024	March 31, 2024
Assets
Cash and Cash equivalents	$4,534	$11,888
Accounts receivable	$-	$7,341
Other current assets	$388	$3,868
Prepaid expenses	$-	$4,282
Property and equipment, net	$-	$41,849
Intangible assets, net	$-	$3,012
Long term Investments	$4,003	$4,112
Receivable from government authorities - non-current	$3,940	$18,126
Liabilities
Accounts payable	$382,947	$374,692
Contract Liabilities	$-	$3,755
Current portion of pension and other employee obligations	$78	$986
Other current liabilities	$141,756	$148,950
Pension and other employee obligations, less current portion	$-	$1,189

Total investment in the VIEs is as follows:

Name of the VIE entity	Place of incorporation	Nature of investment	Investor entity
Zoomcar Egypt Car Rental LLC***	Egypt	Debt	Zoomcar Netherlands Holding B.V
Zoomcar Egypt Car Rental LLC***	Egypt	Debt	Zoomcar Inc.
Fleet Mobility Philippines Corporation*	Philippines	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Fleet Holding Pte Ltd
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Equity	Fleet Holding Pte Ltd

These amounts have been eliminated during the process of consolidation

*	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. The assets consolidated for the VIE are not material.

**	In August 2023, Zoomcar Vietnam Mobility LLC has filed for bankruptcy with the local authorities. In accordance with ASC 810-10-15-10, the Company consolidates the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. The assets/liabilities consolidated for the VIE are not material.

***	On June 3, 2024, Zoomcar Egypt Car Rental LLC has closed down its operations due to decrease in operations and rising economic difficulties. The assets consolidated for the VIE are not material. Additionally, On December 15 , 2024, Zoomcar Egypt Car Rental LLC held an extraordinary general meeting to initiate the liquidation process and appoint a liquidator.

The VIEs included in Condensed Consolidated Financial Statements are separate legal entities and their assets are legally owned by them and are not available to the Company’s creditors or creditors of the Company’s other subsidiaries.

Nature of, and changes (if any) in, the risks associated with a reporting entity’s involvement with the VIE

In case of all the entities, the reporting entity is exposed to foreign currency exchange risk of the subsidiaries since the subsidiaries are incorporated in countries other than the country in which the reporting entity has been incorporated.

Further, Zoomcar Netherlands Holding B.V has advanced loan to Zoomcar Egypt Car Rental LLC. Accordingly, Zoomcar Netherlands Holding B.V is exposed to the credit risk of Zoomcar Egypt Car Rental LLC.

33	Variable Interest Entities

An entity is a VIE if it has any of the following characteristics:

●	The entity does not have enough equity to finance its activities without additional subordinated financial support.

●	The equity holders, as a group, lack the characteristics of a controlling financial interest.

●	The entity is structured with non-substantive voting rights (i.e., an anti-abuse clause).

We consolidate VIEs in which Company hold a variable interest and are the primary beneficiary. Company is the primary beneficiary because it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses of the VIE that potentially could be significant to the VIE and the right to receive benefits from the VIE that potentially could be significant to the VIE (benefits). As a result, we consolidate the assets and liabilities of these consolidated VIEs.

The VIEs have been incorporated in their respective locations to perform the business of providing mobility solutions to consumers and businesses.

The following table summarizes the assets and liabilities related to the Company’s consolidated VIEs:

	March 31, 2024	March 31, 2023
Assets
Cash and Cash equivalents	$11,888	$50,498
Accounts receivable	7,341	100,691
Other current assets	3,868	14,279
Prepaid expenses	4,282	4,148
Property and equipment, net	41,849	147,579
Intangible assets, net	3,012	11,900
Long term Investments	4,112	4,347
Receivable from government authorities - non current	18,126	51,838

Liabilities
Accounts payable	$374,692	$417,884
Contract Liabilities	3,755	11,912
Current portion of pension and other employee obligations	986	-
Other current liabilities	148,950	370,831
Pension and other employee obligations, less current portion	1,189	-

Total investment in the VIEs is as follows:

Name of the VIE entity	Place of incorporation	Nature of investment	Investor entity
Zoomcar Egypt Car Rental LLC	Egypt	Debt	Zoomcar Netherlands Holding B.V
Zoomcar Egypt Car Rental LLC	Egypt	Debt	Zoomcar Inc.
Fleet Mobility Philippines Corporation *	Philippines	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Fleet Holding Pte Ltd
Zoomcar Vietnam Mobility LLC**	Vietnam	Debt	Zoomcar Inc.
Zoomcar Vietnam Mobility LLC**	Vietnam	Equity	Fleet Holding Pte Ltd

These amounts have been eliminated during the process of consolidation

*	In May 2022, Company had initiated the process of winding-up for Fleet Mobility Philippines Corporation. The assets consolidated for the VIE are not material.

**	In August 2023, Zoomcar Vietnam Mobility LLC has filed for bankruptcy with the local authorities. In accordance with ASC 810-10-15-10, the Company consolidate the VIE as the bankruptcy application is pending with the authorities in Vietnam and unless the application is admitted, the Company holds a variable interest and still is the primary beneficiary. The assets/liabilities consolidated for the VIE are not material.

The VIEs included in Consolidated Financial Statements are separate legal entities and their assets are legally owned by them and are not available to the Company’s creditors or creditors of the Company’s other subsidiaries.

Nature of, and changes (if any) in, the risks associated with a reporting entity’s involvement with the VIE

In case of all the entities, the reporting entity is exposed to foreign currency exchange risk of the subsidiaries since the subsidiaries are incorporated in countries other than the country in which the reporting entity has been incorporated.

Further, Zoomcar Netherlands Holding B.V has advanced loan to Zoomcar Egypt Car Rental LLC. Accordingly, Zoomcar Netherlands Holding B.V is exposed to the credit risk of Zoomcar Egypt Car Rental LLC.